Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Unrealized Gains and Losses on Available-for-Sale Securities, Beginning balance	$ (85)	$ (4)
Unrealized Gains and Losses on Available-for-Sale Securities, Other comprehensive (loss) income before reclassifications	(80)	(57)
Unrealized gains and losses on available - for - sale securities, Amounts reclassified from AOCI		(24)
Unrealized Gains and Losses on Available-for-Sale Securities, Ending balance	(165)	(85)
Unrealized Loss on Securities Transferred to Held-to-Maturity, Beginning balance	0	(208)
Unrealized Loss on Securities Transferred to Held-to-Maturity, Other comprehensive income before reclassifications		208
Unrealized Losses on Securities Transferred to Held to Maturity, Amounts reclassified from AOCI		0
Unrealized Loss on Securities Transferred to Held-to-Maturity, Ending balance		0
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	(85)	(212)
Other comprehensive (loss) income before reclassifications	(80)	151
Amounts reclassified from AOCI		(24)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ (165)	$ (85)